Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
REVENUE

NOTE 18 – REVENUE

The Company’s sales are derived from sales of electronic products and services. The following is the Company’s revenue by geographical markets during the six months ended June 30, 2026 and 2025:

	Six Months Ended June 30,
	2026	2025
Spain	€14,352,385	€4,828,474
Europe	183,791	391,388
Rest of the world	485,542	217,443
	€15,021,718	€5,437,305

During the six months ended June 30, 2026 and 2025, the Company recognized revenue of €15,021,718 and €5,437,305, of which €7,186,691 and €410,342 derived from related parties, respectively.

We consider related parties those companies that are part of Umbrella Energy Group.